                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02424

                         Van Kampen Emerging Growth Fund
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 8/31

Date of reporting period: 5/31/06

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:


           VAN KAMPEN EMERGING GROWTH FUND

           PORTFOLIO OF INVESTMENTS MAY 31, 2006 (UNAUDITED)


                                                                                  NUMBER OF
          DESCRIPTION                                                               SHARES             VALUE
          -------------------------------------------------------------------------------------------------------
          COMMON STOCKS    95.7%
          AEROSPACE & DEFENSE    4.0%
          Boeing Co.                                                              1,000,000       $    83,250,000
          Lockheed Martin Corp.                                                     500,000            36,245,000
          Precision Castparts Corp.                                                 600,000            34,578,000
          Raytheon Co.                                                              700,000            32,095,000
                                                                                                  ---------------
                                                                                                      186,168,000
                                                                                                  ---------------

          AGRICULTURAL PRODUCTS    0.7%
          Archer-Daniels-Midland Co.                                                800,000            33,256,000
                                                                                                  ---------------

          AIR FREIGHT & LOGISTICS    0.7%
          C.H. Robinson Worldwide, Inc.                                             750,000            33,030,000
                                                                                                  ---------------

          APPAREL, ACCESSORIES & LUXURY GOODS    1.2%
          Coach, Inc. (a)                                                         1,000,000            29,080,000
          Polo Ralph Lauren Corp.                                                   500,000            28,250,000
                                                                                                  ---------------
                                                                                                       57,330,000
                                                                                                  ---------------

          APPAREL RETAIL    0.7%
          AnnTaylor Stores Corp. (a)                                                900,000            34,614,000
                                                                                                  ---------------

          APPLICATION SOFTWARE    2.5%
          BEA Systems, Inc. (a)                                                   2,000,000            27,120,000
          Citrix Systems, Inc. (a)                                                  750,000            28,185,000
          SAP AG - ADR (Germany)                                                  1,200,000            63,156,000
                                                                                                  ---------------
                                                                                                      118,461,000
                                                                                                  ---------------

          ASSET MANAGEMENT & CUSTODY BANKS    0.5%
          Affiliated Managers Group, Inc. (a)                                       250,000            22,550,000
                                                                                                  ---------------

          BIOTECHNOLOGY    3.1%
          Celgene Corp. (a)                                                       1,750,000            72,537,500
          Gilead Sciences, Inc. (a)                                               1,000,000            57,330,000
          Vertex Pharmaceuticals, Inc. (a)                                          500,000            17,250,000
                                                                                                  ---------------
                                                                                                      147,117,500
                                                                                                  ---------------

          BUILDING PRODUCTS    0.8%
          USG Corp. (a)                                                             400,000            36,832,000
                                                                                                  ---------------


          CATALOG RETAIL    0.4%
          Coldwater Creek, Inc. (a)                                                 750,000            19,275,000
                                                                                                  ---------------

          COMMUNICATIONS EQUIPMENT    6.7%
          Cisco Systems, Inc. (a)                                                 3,000,000            59,040,000
          Corning, Inc. (a)                                                       3,250,000            78,812,500
          Harris Corp.                                                              600,000            24,432,000
          Motorola, Inc.                                                          1,500,000            31,635,000
          Nokia Corp. - ADR (Finland)                                             2,000,000            42,940,000
          QUALCOMM, Inc.                                                          1,750,000            79,117,500
                                                                                                  ---------------
                                                                                                      315,977,000
                                                                                                  ---------------

          COMPUTER & ELECTRONICS RETAIL    1.0%
          Circuit City Stores, Inc.                                               1,500,000            45,075,000
                                                                                                  ---------------

          COMPUTER HARDWARE    3.0%
          Apple Computer, Inc. (a)                                                1,000,000            59,770,000
          Hewlett-Packard Co.                                                     2,500,000            80,950,000
                                                                                                  ---------------
                                                                                                      140,720,000
                                                                                                  ---------------

          COMPUTER STORAGE & PERIPHERALS    1.5%
          Network Appliance, Inc. (a)                                             1,250,000            40,000,000
          Western Digital Corp. (a)                                               1,500,000            30,525,000
                                                                                                  ---------------
                                                                                                       70,525,000
                                                                                                  ---------------

          CONSTRUCTION & ENGINEERING    0.8%
          Fluor Corp.                                                               450,000            39,447,000
                                                                                                  ---------------

          CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS   2.0%
          Joy Global, Inc.                                                          950,000            51,053,000
          Manitowoc Co., Inc.                                                       350,000            16,096,500
          Trinity Industries, Inc.                                                  400,000            24,936,000
                                                                                                  ---------------
                                                                                                       92,085,500
                                                                                                  ---------------

          CONSTRUCTION MATERIALS    0.4%
          Martin Marietta Materials, Inc.                                           200,000            18,302,000
                                                                                                  ---------------

          DATA PROCESSING & OUTSOURCED SERVICES    0.4%
          Global Payments, Inc.                                                     450,000            20,961,000
                                                                                                  ---------------

          DEPARTMENT STORES    3.1%
          J.C. Penney Co., Inc.                                                   1,300,000            78,988,000
          Kohl's Corp. (a)                                                          600,000            32,214,000
          Nordstrom, Inc.                                                         1,000,000            36,830,000
                                                                                                  ---------------
                                                                                                      148,032,000
                                                                                                  ---------------

          DIVERSIFIED METALS & MINING    2.1%
          Peabody Energy Corp.                                                    1,600,000            99,744,000
                                                                                                  ---------------


          ELECTRICAL COMPONENTS & EQUIPMENT    1.8%
          Emerson Electric Co.                                                      600,000            49,512,000
          Rockwell Automation, Inc.                                                 550,000            37,554,000
                                                                                                  ---------------
                                                                                                       87,066,000
                                                                                                  ---------------

          ELECTRONIC MANUFACTURING SERVICES    1.1%
          Jabil Circuit, Inc.                                                     1,500,000            52,230,000
                                                                                                  ---------------

          FERTILIZERS & AGRICULTURAL CHEMICALS    1.2%
          Monsanto Co.                                                              650,000            54,704,000
                                                                                                  ---------------

          HEALTH CARE EQUIPMENT    0.4%
          Hologic, Inc. (a)                                                         500,000            19,745,000
                                                                                                  ---------------

          HEALTH CARE SERVICES    0.2%
          Omnicare, Inc.                                                            250,000            11,590,000
                                                                                                  ---------------

          HOME IMPROVEMENT RETAIL    1.1%
          Lowe's Cos., Inc.                                                         800,000            49,824,000
                                                                                                  ---------------

          HOTELS, RESORTS & CRUISE LINES    0.8%
          Starwood Hotels & Resorts, Inc.                                           650,000            39,715,000
                                                                                                  ---------------

          HUMAN RESOURCE & EMPLOYMENT SERVICES    0.7%
          Monster Worldwide, Inc. (a)                                               700,000            34,209,000
                                                                                                  ---------------

          HYPERMARKETS & SUPER CENTERS    1.0%
          Costco Wholesale Corp.                                                    900,000            47,637,000
                                                                                                  ---------------

          INTEGRATED OIL & GAS    2.0%
          Marathon Oil Corp.                                                        600,000            45,030,000
          Suncor Energy, Inc. (Canada)                                              600,000            48,678,000
                                                                                                  ---------------
                                                                                                       93,708,000
                                                                                                  ---------------

          INTERNET SOFTWARE & SERVICES    2.2%
          Akamai Technologies, Inc. (a)                                           1,500,000            46,935,000
          Google, Inc., Class A (a)                                                 150,000            55,773,000
                                                                                                  ---------------
                                                                                                      102,708,000
                                                                                                  ---------------

          INVESTMENT BANKING & BROKERAGE    6.1%
          Bear Stearns Co., Inc.                                                    400,000            53,500,000
          Charles Schwab Corp.                                                    2,750,000            45,815,000
          E*TRADE Financial Corp. (a)                                             2,000,000            48,540,000
          Goldman Sachs Group, Inc.                                                 450,000            67,927,500
          Lehman Brothers Holdings, Inc.                                          1,100,000            73,271,000
                                                                                                  ---------------
                                                                                                      289,053,500
                                                                                                  ---------------

          IT CONSULTING & OTHER SERVICES    1.3%
          Cognizant Technology Solutions Corp., Class A (a)                       1,000,000            59,000,000
                                                                                                  ---------------



          LIFE & HEALTH INSURANCE    1.3%
          Prudential Financial, Inc.                                                800,000            60,920,000
                                                                                                  ---------------

          MANAGED HEALTH CARE    0.6%
          WellPoint, Inc. (a)                                                       400,000            28,632,000
                                                                                                  ---------------

          MOVIES & ENTERTAINMENT    1.0%
          Walt Disney Co.                                                         1,500,000            45,750,000
                                                                                                  ---------------

          OIL & GAS DRILLING    2.0%
          Diamond Offshore Drilling, Inc.                                           600,000            51,444,000
          Transocean, Inc. (a)                                                      500,000            40,685,000
                                                                                                  ---------------
                                                                                                       92,129,000
                                                                                                  ---------------

          OIL & GAS EQUIPMENT & SERVICES    6.1%
          Baker Hughes, Inc.                                                        500,000            43,150,000
          Grant Prideco, Inc. (a)                                                 1,000,000            48,040,000
          Helix Energy Solutions Group, Inc. (a)                                    400,000            14,184,000
          Schlumberger, Ltd.                                                      1,750,000           114,747,500
          Weatherford International, Ltd. (a)                                     1,250,000            65,050,000
                                                                                                  ---------------
                                                                                                      285,171,500
                                                                                                  ---------------

          OIL & GAS REFINING & MARKETING    0.7%
          Frontier Oil Corp.                                                        600,000            33,600,000
                                                                                                  ---------------

          OTHER DIVERSIFIED FINANCIAL SERVICES    0.8%
          J.P. Morgan Chase & Co.                                                   850,000            36,244,000
                                                                                                  ---------------

          PHARMACEUTICALS    5.9%
          Allergan, Inc.                                                            400,000            37,928,000
          AstraZeneca PLC - ADR (United Kingdom)                                    500,000            26,470,000
          Novartis AG - ADR (Switzerland)                                         1,000,000            55,480,000
          Roche Holding AG - ADR (Switzerland)                                    1,000,000            78,065,800
          Shire PLC - ADR (United Kingdom)                                          850,000            37,561,500
          Teva Pharmaceutical Industries, Ltd. - ADR (Israel)                     1,100,000            40,051,000
                                                                                                  ---------------
                                                                                                      275,556,300
                                                                                                  ---------------

          PROPERTY & CASUALTY INSURANCE    0.4%
          W.R. Berkley Corp.                                                        600,000            20,622,000
                                                                                                  ---------------

          PUBLISHING    0.7%
          McGraw-Hill Co., Inc.                                                     600,000            30,960,000
                                                                                                  ---------------

          RAILROADS    1.2%
          Burlington Northern Santa Fe Corp.                                        700,000            54,187,000
                                                                                                  ---------------

          REAL ESTATE MANAGEMENT & DEVELOPMENT    0.7%
          CB Richard Ellis Group, Inc., Class A (a)                                 400,000            30,948,000
                                                                                                  ---------------

          RESTAURANTS    2.7%
          Darden Restaurants, Inc.                                                  900,000            31,869,000

          McDonald's Corp.                                                          750,000            24,877,500
          Starbucks Corp. (a)                                                     2,000,000            71,300,000
                                                                                                  ---------------
                                                                                                      128,046,500
                                                                                                  ---------------

          SEMICONDUCTOR EQUIPMENT    2.6%
          Cymer, Inc. (a)                                                           500,000            23,195,000
          Lam Research Corp. (a)                                                  1,250,000            55,987,500
          MEMC Electronic Materials, Inc. (a)                                     1,200,000            42,024,000
                                                                                                  ---------------
                                                                                                      121,206,500
                                                                                                  ---------------

          SEMICONDUCTORS    3.2%
          Broadcom Corp., Class A (a)                                             1,000,000            33,810,000
          Intersil Corp., Class A                                                 1,400,000            37,534,000
          National Semiconductor Corp.                                            1,750,000            44,940,000
          NVIDIA Corp. (a)                                                        1,500,000            34,470,000
                                                                                                  ---------------
                                                                                                      150,754,000
                                                                                                  ---------------

          SOFT DRINKS    0.8%
          Hansen Natural Corp. (a)                                                  200,000            36,974,000
                                                                                                  ---------------

          SPECIALIZED FINANCE    1.4%
          Chicago Mercantile Exchange Holdings, Inc.                                150,000            66,195,000
                                                                                                  ---------------

          SPECIALIZED REITS    0.2%
          Host Hotels & Resorts, Inc.                                               397,930             7,986,455
                                                                                                  ---------------

          SPECIALTY STORES    1.3%
          Office Depot, Inc. (a)                                                  1,500,000            62,355,000
                                                                                                  ---------------

          STEEL    2.9%
          Allegheny Technologies, Inc.                                              950,000            60,448,500
          Nucor Corp.                                                               700,000            73,689,000
                                                                                                  ---------------
                                                                                                      134,137,500
                                                                                                  ---------------

          SYSTEMS SOFTWARE    0.7%
          Red Hat, Inc. (a)                                                       1,250,000            32,775,000
                                                                                                  ---------------

          TRADING COMPANIES & DISTRIBUTORS    0.4%
          WESCO International, Inc. (a)                                             300,000            19,722,000
                                                                                                  ---------------

          TRUCKING    0.2%
          Swift Transportation Co., Inc. (a)                                        400,000            11,456,000
                                                                                                  ---------------

          WIRELESS TELECOMMUNICATION SERVICES    2.4%
          America Movil S.A. de C.V., Series L - ADR (Mexico)                     2,250,000            73,485,000
          American Tower Corp., Class A (a)                                       1,300,000            40,261,000
                                                                                                  ---------------
                                                                                                      113,746,000
                                                                                                  ---------------

          TOTAL LONG-TERM INVESTMENTS    95.7%
             (Cost $3,868,795,483)                                                                  4,500,765,255



          REPURCHASE AGREEMENT    4.6%
          State Street Bank & Trust Co. ($216,234,000 par collateralized by
          U.S. Government obligations in a pooled cash account, interest rate of 4.89%, dated 05/31/06, to be sold on 06/01/06 at
          $216,263,372) (Cost $216,234,000)                                                           216,234,000
                                                                                                  ---------------

          TOTAL INVESTMENTS    100.3%
              (Cost $4,085,029,483)                                                                 4,716,999,255

          LIABILITIES IN EXCESS OF OTHER ASSETS    (0.3%)                                             (12,930,594)
                                                                                                  ---------------

          NET ASSETS    100.0%                                                                    $ 4,704,068,661
                                                                                                  ===============

          Percentages are calculated as a percentage of net assets.

(a)       Non-income producing security as this stock currently does not declare dividends.
ADR       - American Depositary Receipt


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Van Kampen Emerging Growth Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: July 20, 2006


By: /s/ Phillip G. Goff
    -------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: July 20, 2006